October 31, 2024
2024 Quarterly Report (Unaudited)

BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 3.1%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$760	$ 811,244
Series A, 5.25%, 05/01/55	405	438,534
Series F, 5.50%, 11/01/53	735	779,513
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	1,505	1,629,126
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(a)	900	969,898
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,265	1,390,818
Southeast Energy Authority A Cooperative District, RB, Series A-1, 5.50%, 01/01/53(a)	670	717,345
		6,736,478
Arizona — 3.5%
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.50%, 07/01/52	215	210,606
Series G, 5.00%, 07/01/47	430	406,985
City of Phoenix Civic Improvement Corp., ARB, Series B, AMT, Junior Lien, 5.00%, 07/01/44	910	934,033
Salt Verde Financial Corp., RB
5.00%, 12/01/32	1,095	1,164,015
5.00%, 12/01/37	4,585	4,977,208
		7,692,847
Arkansas — 1.2%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49(b)	1,450	1,406,127
AMT, Sustainability Bonds, 5.70%, 05/01/53	380	394,908
City of Benton Arkansas Sales & Use Tax, RB, (AGM), 4.00%, 06/01/39	755	752,319
		2,553,354
California — 11.7%
California Community Choice Financing Authority, RB, Series B, Sustainability Bonds, 5.00%, 01/01/55(a)	2,035	2,181,851
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	335	346,913
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	295	303,898
Hartnell Community College District, GO, Series D, 7.00%, 08/01/34(c)	2,475	2,727,080
Norwalk-La Mirada Unified School District, Refunding GO, Series E, Election 2002, (AGC), 0.00%, 08/01/38(d)	12,000	7,036,496
Palomar Community College District, GO
Series B, Convertible, 6.20%, 08/01/39(c)	4,000	4,886,527
Series B, Election 2006, 0.00%, 08/01/30(d)	2,270	1,890,454
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	1,205	1,157,802
San Diego Community College District, GO, Election 2002, 6.00%, 08/01/27(c)(e)	4,200	4,581,910
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 5.00%, 07/01/56	685	702,820
		25,815,751
Colorado — 0.8%
Colorado Health Facilities Authority, RB, 5.50%, 11/01/47	1,550	1,701,169
Security	Par (000)	Value
Connecticut — 0.8%
Connecticut State Health & Educational Facilities Authority, RB
5.25%, 07/15/48	$130	$ 139,613
4.25%, 07/15/53	175	170,199
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	1,390	1,402,092
		1,711,904
District of Columbia — 3.1%
District of Columbia Income Tax Revenue, RB, Series A, 5.25%, 05/01/48	1,110	1,206,085
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.25%, 10/01/48	455	481,062
Series A, AMT, 5.25%, 10/01/53	665	698,345
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, CAB, Series B, 2nd Lien, (AGM-CR), 0.00%, 10/01/40(d)	1,800	940,121
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB
Series A, 2nd Lien, Sustainability Bonds, 4.38%, 07/15/56	1,520	1,449,702
Series A, 2nd Lien, Sustainability Bonds, 4.38%, 07/15/59	2,125	2,108,935
		6,884,250
Florida — 15.3%
Brevard County Health Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/47	2,725	2,869,515
Capital Trust Agency, Inc., RB, Series A, 5.00%, 06/15/49(b)	100	92,801
City of Gainesville Florida Utilities System Revenue, Refunding RB
Series A, 5.00%, 10/01/29(e)	5	5,478
Series A, 5.00%, 10/01/47	1,300	1,358,115
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/44	475	484,623
County of Miami-Dade Florida Water & Sewer System Revenue, RB, 4.00%, 10/01/48	1,350	1,281,204
County of Miami-Dade Florida, RB
0.00%, 10/01/32(d)	5,000	3,770,793
0.00%, 10/01/33(d)	15,375	11,099,386
5.00%, 04/01/48	610	647,432
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.00%, 10/01/41	325	340,229
Series A-1, AMT, (AGM), 4.00%, 10/01/45	695	643,794
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/46	420	145,395
Series A-2, 0.00%, 10/01/47	680	223,703
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	165	182,558
Florida Development Finance Corp., RB, 6.50%, 06/30/57(b)(f)(g)	198	140,088
Florida Development Finance Corp., Refunding RB, AMT, (AGM), 5.25%, 07/01/53	2,590	2,688,879
Greater Orlando Aviation Authority, ARB, Sub-Series A, AMT, 5.00%, 10/01/47	1,130	1,144,300
Hillsborough County Aviation Authority, ARB, Class A, AMT, 5.00%, 10/01/48	1,840	1,868,584

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Hillsborough County Industrial Development Authority, Refunding RB
Series C, 5.25%, 11/15/49	$260	$ 286,064
Series C, 4.13%, 11/15/51	2,030	1,967,273
Series C, 5.50%, 11/15/54	420	470,177
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	190	199,757
Orange County Health Facilities Authority, RB, Series A, 5.00%, 10/01/53	1,590	1,657,674
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	195	201,204
		33,769,026
Georgia — 1.6%
City of Atlanta Georgia Department of Aviation, Refunding ARB, Series B, AMT, 5.00%, 07/01/52	480	492,606
Development Authority for Fulton County, RB, 4.00%, 07/01/49	145	136,012
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	175	172,995
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	780	725,551
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	205	217,963
Series A, 5.00%, 06/01/53(a)	565	597,449
Municipal Electric Authority of Georgia, RB
Class A, 5.50%, 07/01/63	310	329,551
Series A, 5.00%, 01/01/59	770	780,338
		3,452,465
Hawaii — 0.4%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/43	785	795,734
Idaho — 0.1%
Idaho Housing & Finance Association, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.60%, 01/01/49	275	273,499
Illinois — 5.0%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	1,235	1,235,658
Series D, 5.00%, 12/01/46	1,635	1,619,875
Series H, 5.00%, 12/01/36	375	377,237
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/34	370	375,576
Series D, 5.00%, 12/01/26	675	686,187
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	620	635,489
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/53	695	743,438
City of Chicago Illinois Waterworks Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 11/01/53	470	503,609
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 11/15/45	945	945,046
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46	820	786,955
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	590	600,949
Security	Par (000)	Value
Illinois (continued)
State of Illinois, GO
5.50%, 05/01/39	$1,610	$ 1,739,037
Series C, 5.00%, 12/01/48	740	771,998
		11,021,054
Indiana — 0.6%
Indianapolis Local Public Improvement Bond Bank, RB, Series F1, Subordinate, (BAM), 5.00%, 03/01/53	1,255	1,327,107
Kentucky — 1.3%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	135	130,451
Kentucky Public Transportation Infrastructure Authority, RB, CAB(c)
Convertible, 6.45%, 07/01/34	1,000	1,167,620
Convertible, 6.60%, 07/01/39	1,395	1,630,653
		2,928,724
Louisiana — 1.9%
Louisiana Public Facilities Authority, RB
5.25%, 10/01/48	425	443,494
5.25%, 10/01/53	915	946,972
AMT, 5.75%, 09/01/64	1,030	1,110,967
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	995	1,049,036
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/45	700	699,905
		4,250,374
Maryland — 0.6%
Anne Arundel County Consolidated Special Taxing District, ST
5.13%, 07/01/36	260	260,159
5.25%, 07/01/44	260	260,088
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.25%, 06/30/55	705	734,839
		1,255,086
Massachusetts — 1.7%
Massachusetts Development Finance Agency, RB
Series A, 5.25%, 01/01/42	900	906,374
Series A, 5.00%, 01/01/47	1,010	1,014,296
Massachusetts Development Finance Agency, Refunding RB
4.00%, 07/01/39	1,375	1,244,736
5.00%, 04/15/40	600	587,597
		3,753,003
Michigan — 2.8%
Michigan Finance Authority, RB
4.00%, 02/15/50	1,040	940,874
Series A, 4.00%, 11/15/50	295	269,882
Sustainability Bonds, 5.50%, 02/28/57	115	125,665
Michigan State Building Authority, Refunding RB, Series II, 5.25%, 04/15/59	310	337,143
Michigan State Housing Development Authority, RB, S/F Housing
Series D, Sustainability Bonds, 5.10%, 12/01/37	1,560	1,651,282
Series D, Sustainability Bonds, 4.45%, 12/01/49	340	333,208
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Michigan (continued)
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	$1,705	$ 1,731,746
State of Michigan Trunk Line Revenue, RB, 5.00%, 11/15/46	655	710,530
		6,100,330
Minnesota — 1.9%
City of Spring Lake Park Minnesota, RB, 5.00%, 06/15/39	1,760	1,731,448
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/52(b)	305	300,912
Minnesota Agricultural & Economic Development Board, RB, 5.25%, 01/01/54	1,550	1,667,226
Minnesota Higher Education Facilities Authority, RB, Series A, Sustainability Bonds, 5.00%, 10/01/47	390	412,710
		4,112,296
Missouri — 0.8%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series C, 5.00%, 11/15/47	1,220	1,236,159
Kansas City Industrial Development Authority, ARB, Series B, AMT, 5.00%, 03/01/39	575	592,630
		1,828,789
Nebraska — 0.3%
Douglas County Hospital Authority No. 3, Refunding RB, 5.00%, 11/01/45	600	603,715
Nevada — 0.1%
State of Nevada Department of Business & Industry, RB, Series A, 5.00%, 07/15/37	125	125,116
New Hampshire — 0.1%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, Sustainability Bonds, 4.25%, 07/20/41	308	301,362
New Jersey — 3.6%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/62	165	176,300
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	990	993,174
New Jersey Economic Development Authority, RB, AMT, (AGM), 5.13%, 07/01/42	300	300,431
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series B, AMT, 4.00%, 12/01/41	680	663,781
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series K, Sustainability Bonds, 4.55%, 10/01/44	260	261,724
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.00%, 06/15/45	1,990	2,033,821
Series AA, 5.00%, 06/15/46	600	603,916
Series BB, 4.00%, 06/15/50	1,200	1,141,775
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(d)	1,600	1,046,612
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/37	480	527,680
Series A, 5.25%, 06/15/42	190	209,181
		7,958,395
New York — 15.0%
Empire State Development Corp., RB, Series A, 5.00%, 03/15/54	1,880	2,008,451
Security	Par (000)	Value
New York (continued)
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	$1,825	$ 1,665,648
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/29	765	790,072
Series C-1, 5.00%, 11/15/56	320	322,221
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	1,700	1,742,650
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	550	569,491
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	810	845,742
New York City Housing Development Corp., RB, M/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.70%, 08/01/54	810	810,778
Series E-1, Sustainability Bonds, 4.85%, 11/01/53	685	693,075
New York City Housing Development Corp., Refunding RB, Series A, Sustainability Bonds, 4.15%, 11/01/38	1,350	1,334,091
New York City Municipal Water Finance Authority, RB
Sub-Series CC-1, 5.25%, 06/15/54	225	245,460
Series AA, Class 1, Subordinate, 5.00%, 06/15/51	1,880	2,023,441
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series F-1, Subordinate, 5.00%, 02/01/44	215	229,057
New York City Transitional Finance Authority, RB, Series B, Subordinate, 5.00%, 05/01/48	1,915	2,050,914
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	1,300	1,300,397
New York Counties Tobacco Trust VI, Refunding RB, Series C, 4.00%, 06/01/51	1,000	781,038
New York Liberty Development Corp., Refunding RB
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	1,785	1,308,578
Series A, Sustainability Bonds, 3.00%, 11/15/51	560	412,039
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	205	197,805
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/54	605	584,503
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/36	400	422,805
AMT, 5.63%, 04/01/40	420	450,224
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	945	982,790
AMT, Sustainability Bonds, 5.50%, 06/30/54	725	764,033
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	1,545	1,608,733
AMT, Sustainability Bonds, 5.50%, 06/30/60	1,270	1,337,169
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, 12/31/54(h)	1,040	1,107,656
Port Authority of New York & New Jersey, ARB, AMT, 5.00%, 11/01/49	1,330	1,371,281
Port Authority of New York & New Jersey, Refunding ARB, Series 197, AMT, 5.00%, 11/15/35	220	223,818
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.13%, 05/15/53	2,105	2,067,349
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/49	1,645	1,729,763
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	1,160	1,133,752
		33,114,824
North Carolina — 0.9%
City of Charlotte North Carolina Airport Revenue, Refunding ARB, Series B, AMT, 4.50%, 07/01/47	1,410	1,413,122

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
North Carolina (continued)
North Carolina Housing Finance Agency, RB, S/F Housing, Series 54-A, (FHLMC, FNMA, GNMA), 4.70%, 07/01/50	$455	$ 456,498
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	145	161,201
		2,030,821
North Dakota — 0.4%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 4.75%, 07/01/49	820	811,101
Ohio — 1.2%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	1,795	1,618,778
Ohio Housing Finance Agency, RB, S/F Housing, Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 09/01/49	1,025	1,026,898
		2,645,676
Oklahoma — 0.1%
Oklahoma Water Resources Board, RB, 4.00%, 04/01/48	315	308,688
Pennsylvania — 6.3%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/51	875	898,023
Allegheny County Hospital Development Authority, Refunding RB, Series A, 5.00%, 04/01/47	1,625	1,641,719
Mckeesport Area School District, Refunding GO, (FGIC SAW), 0.00%, 10/01/31(d)(i)	500	390,382
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	1,585	1,600,441
AMT, 5.50%, 06/30/41	810	866,084
AMT, 5.75%, 06/30/48	700	748,720
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	810	810,284
Pennsylvania Higher Educational Facilities Authority, Refunding RB
Series A, 5.25%, 09/01/50	1,185	1,186,019
Series B2, 11/01/54(h)	720	784,397
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	1,780	1,796,560
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	370	379,994
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 4.00%, 12/01/51	3,030	2,861,132
		13,963,755
Puerto Rico — 4.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,593	1,571,711
Series A-1, Restructured, 5.00%, 07/01/58	5,324	5,330,414
Series A-2, Restructured, 4.78%, 07/01/58	1,459	1,443,238
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	4,285	1,373,869
		9,719,232
South Carolina — 3.3%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	520	561,826
South Carolina Jobs-Economic Development Authority, RB
5.00%, 01/01/55(b)	755	652,424
Security	Par (000)	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, RB (continued)
Series A, 5.50%, 11/01/50	$1,030	$ 1,138,966
Series A, 5.50%, 11/01/54	310	340,756
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49	2,110	1,934,551
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	305	335,226
Series A, 4.00%, 12/01/55	2,500	2,253,409
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series A, 4.95%, 07/01/53	100	103,487
		7,320,645
Tennessee — 2.3%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/59	135	144,764
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	885	911,323
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, 5.25%, 05/01/48	180	192,929
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB
5.25%, 10/01/58	725	729,944
Series A, 5.00%, 10/01/45	1,000	990,162
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/52	910	947,373
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	950	1,025,630
Tennessee Housing Development Agency, RB, S/F Housing
Series 2-A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.45%, 07/01/44	100	100,745
Series 2-A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.60%, 07/01/49	100	100,531
		5,143,401
Texas — 13.8%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	380	387,199
7.88%, 11/01/62	330	345,289
City of Austin Texas Airport System Revenue, ARB, AMT, 5.25%, 11/15/47	795	846,126
City of Galveston Texas Wharves & Terminal Revenue, ARB
Series A, AMT, 1st Lien, 5.50%, 08/01/43	100	108,832
Series A, AMT, 1st Lien, 5.50%, 08/01/44	100	108,547
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	100	100,377
City of Houston Texas Airport System Revenue, Refunding RB, Sub-Series A, AMT, 4.00%, 07/01/40	475	458,868
Fort Bend Independent School District, Refunding GO, Series A, (PSF-GTD), 4.00%, 08/15/49	315	300,007
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 4.00%, 10/01/47	2,175	2,064,635
Harris County-Houston Sports Authority, Refunding RB, Series A, Senior Lien, (AGM NPFGC), 0.00%, 11/15/38(d)	5,000	2,341,508
Humble Independent School District, GO, (PSF-GTD), 5.00%, 02/15/47	4,500	4,793,629
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(d)(e)	16,780	8,871,031
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
New Braunfels Independent School District, GO, (PSF- GTD), 4.00%, 02/01/52	$310	$ 292,628
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	825	821,691
Port Authority of Houston of Harris County Texas, ARB
5.00%, 10/01/51	520	550,596
1st Lien, 5.00%, 10/01/53	435	465,269
Spring Branch Independent School District, GO, (PSF- GTD), 4.00%, 02/01/48	405	392,851
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 4.00%, 07/01/53	465	430,518
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	100	103,121
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	1,315	1,391,324
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	1,560	1,579,263
Texas Transportation Commission State Highway 249 System, RB, CAB(d)
0.00%, 08/01/35	420	265,384
0.00%, 08/01/36	235	141,362
0.00%, 08/01/37	305	173,935
0.00%, 08/01/38	315	170,233
0.00%, 08/01/44	950	366,962
0.00%, 08/01/45	1,800	657,835
Texas Water Development Board, RB, 4.80%, 10/15/52	1,880	1,958,464
		30,487,484
Utah — 0.8%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	120	122,271
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/51	425	435,605
Series A, AMT, 5.25%, 07/01/53	440	461,637
Utah Charter School Finance Authority, Refunding RB
5.25%, 06/15/37(b)	205	198,620
4.00%, 04/15/42	600	561,043
		1,779,176
Vermont — 0.1%
Vermont Student Assistance Corp., RB, Series A, AMT, 4.25%, 06/15/32	285	280,206
Virginia — 0.8%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	293	259,548
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(c)	702	515,967
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,030	996,094
		1,771,609
Washington — 1.2%
Port of Seattle Washington, ARB, Series C, AMT, Intermediate Lien, 5.00%, 05/01/42	625	632,557
Port of Seattle Washington, Refunding ARB, Series C, AMT, Intermediate Lien, 5.00%, 08/01/46	1,815	1,894,228
		2,526,785
Security	Par (000)	Value
Wisconsin — 0.4%
Public Finance Authority, RB
Class A, 6.00%, 06/15/52	$125	$ 117,244
Class A, 6.13%, 06/15/57	140	132,474
Series A, 5.00%, 06/01/36(b)	100	91,128
Series A, 5.00%, 06/01/51(b)	320	257,974
Series A, 5.00%, 06/01/61(b)	405	319,684
		918,504
Total Municipal Bonds — 113.3% (Cost: $237,242,594)		249,773,735
Municipal Bonds Transferred to Tender Option Bond Trusts(j)
Alabama(a) — 7.0%
Black Belt Energy Gas District, RB
Series C, 5.50%, 10/01/54	3,299	3,625,392
Series C-1, 5.25%, 02/01/53	6,771	7,174,435
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54	4,095	4,569,145
		15,368,972
Arizona — 1.8%
Salt River Project Agricultural Improvement & Power District, RB, Series B, 5.00%, 01/01/48	3,610	3,890,980
Colorado — 1.5%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	3,196	3,416,132
District of Columbia — 2.6%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	2,102	2,073,735
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/49	3,556	3,636,297
		5,710,032
Georgia — 1.2%
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	2,476	2,630,902
Illinois — 2.9%
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	4,302	4,595,979
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 08/15/51	1,711	1,795,605
		6,391,584
Massachusetts — 2.2%
Commonwealth of Massachusetts, GOL, Series D, 5.00%, 10/01/52	2,444	2,614,597
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	2,151	2,213,794
		4,828,391
Michigan — 0.9%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,149	2,031,365

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Missouri — 0.9%
Missouri Housing Development Commission, RB, S/F Housing, Series E, (FHLMC, FNMA, GNMA), 4.60%, 11/01/49	$2,025	$ 2,020,701
Nebraska — 0.9%
Nebraska Investment Finance Authority, RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.80%, 09/01/54	1,889	1,890,231
New York — 1.5%
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/47	1,590	1,531,819
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/51	1,740	1,830,417
		3,362,236
Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	1,830	1,973,591
Rhode Island — 1.5%
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing, Series 82-A, Sustainability Bonds, (GNMA), 4.60%, 10/01/49	3,256	3,257,276
South Carolina — 2.0%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	3,989	4,299,393
Tennessee — 1.9%
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	3,885	4,124,096
Texas — 6.2%
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, (AGM), 5.25%, 07/01/48	3,648	3,869,263
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.50%, 02/01/50	1,410	1,558,708
Denton Independent School District, GO, (PSF-GTD), 5.00%, 08/15/48	3,120	3,346,500
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	2,251	2,382,717
Texas Water Development Board, RB, 4.80%, 10/15/52	2,475	2,578,296
		13,735,484
Virginia — 1.2%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	2,840	2,726,165
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 37.1% (Cost: $79,389,458)		81,657,531
Total Long-Term Investments — 150.4% (Cost: $316,632,052)		331,431,266

Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.19%(k)(l)	2,631,356	$ 2,631,619
Total Short-Term Securities — 1.2% (Cost: $2,631,619)		2,631,619
Total Investments — 151.6% (Cost: $319,263,671)		334,062,885
Other Assets Less Liabilities — 0.5%		1,095,822
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.3)%		(46,938,861)
VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (30.8)%		(67,800,000)
Net Assets Applicable to Common Shares — 100.0%		$ 220,419,846

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Zero-coupon bond.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	When-issued security.
(i)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 3,462,930	$ —	$ (831,311)(a)	$ —	$ —	$ 2,631,619	2,631,356	$ 39,420	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 249,773,735	$ —	$ 249,773,735
Municipal Bonds Transferred to Tender Option Bond Trusts	—	81,657,531	—	81,657,531
Short-Term Securities
Money Market Funds	2,631,619	—	—	2,631,619
	$2,631,619	$331,431,266	$—	$334,062,885
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(46,634,770)	$—	$(46,634,770)
VMTP Shares at Liquidation Value	—	(67,800,000)	—	(67,800,000)
	$—	$(114,434,770)	$—	$(114,434,770)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
Portfolio Abbreviation (continued)
AGM-CR	AGM Insured Custodial Receipt
AMT	Alternative Minimum Tax

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Portfolio Abbreviation (continued)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
CR	Custodian Receipt
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation
Schedule of Investments